Investments - Additional Information (Detail) - Vehicle		1 Months Ended	12 Months Ended
	Dec. 01, 2011	Dec. 31, 2015	Dec. 31, 2015	Dec. 31, 2014
Cambridge [Member]
Schedule of Investments [Line Items]
Leverage applied to assets			200.00%
Cambridge Master Fund [Member]
Schedule of Investments [Line Items]
Number of trading vehicle			1
Percentage of fund owned		22.67%	22.67%	31.51%
Percentage of Partnership Net Assets		102.00%	102.00%	89.30%
KR Master Fund [Member]
Schedule of Investments [Line Items]
Number of trading vehicle			1
Commodity Program leverage permitted		150.00%	150.00%
Morgan Stanley Smith Barney Spectrum Strategic L.P. [Member]
Schedule of Investments [Line Items]
Percentage of Partnership Net Assets		102.85%	102.85%	103.71%
Morgan Stanley Smith Barney Spectrum Strategic L.P. [Member] | MB Master Fund [Member]
Schedule of Investments [Line Items]
Percentage of Partnership Net Assets		36.33%	36.33%	9.81%
Morgan Stanley Smith Barney Spectrum Strategic L.P. [Member] | PGR Master Fund [Member]
Schedule of Investments [Line Items]
Percentage of Partnership Net Assets		50.66%	50.66%	14.82%
Morgan Stanley Smith Barney Spectrum Strategic L.P. [Member] | BHM I, LLC [Member]
Schedule of Investments [Line Items]
Percentage of Partnership Net Assets		15.86%	15.86%	79.08%
Morgan Stanley Smith Barney Spectrum Technical L.P. [Member] | Blackwater Master Fund [Member]
Schedule of Investments [Line Items]
Number of trading vehicle	1
Percentage of fund owned				67.80%
Percentage of Partnership Net Assets				15.50%
Morgan Stanley Smith Barney Spectrum Technical L.P. [Member] | SECOR Master Fund LP [Member]
Schedule of Investments [Line Items]
Number of trading vehicle		1
Percentage of fund owned		54.40%	54.40%
Percentage of Partnership Net Assets		30.45%	30.45%